Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	4,863,646
Number of share options granted in share-based payment arrangement	459,331
Number of share options forfeited in share-based payment arrangement	(297,579)
Number of share options exercised in share-based payment arrangement	(3,002,458)
Number of share options outstanding in share-based payment arrangement	2,022,940	4,863,646
Expense from share-based payment transactions with employees | $	$ 2,717	$ 5,446	$ 4,075
Shares granted to Non-Executive Director [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	29,220
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(29,220)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 500	$ 450	454
VCP 2019 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	378,053
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	378,053	0
Expense from share-based payment transactions with employees | $	$ 951	$ 0	0
Executive Directors' Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	104,439
Number of share options granted in share-based payment arrangement	52,058
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	156,497	104,439
Expense from share-based payment transactions with employees | $	$ 800	$ 600	0
VCP 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	2,976,781
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(1,488,391)
Number of share options outstanding in share-based payment arrangement	1,488,390	2,976,781
Expense from share-based payment transactions with employees | $	$ 0	$ 1,868	1,868
Stock awards for service contracts [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	50
Year Of Issuance 2018 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	(68,670)
Number of share options exercised in share-based payment arrangement	(131,330)
Number of share options outstanding in share-based payment arrangement	0	200,000
Expense from share-based payment transactions with employees | $	$ 416	$ 1,662	0
Year of issuance 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,582,426
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	(228,909)
Number of share options exercised in share-based payment arrangement	(1,353,517)
Number of share options outstanding in share-based payment arrangement	0	1,582,426
Expense from share-based payment transactions with employees | $	$ 50	$ 866	865
Year of issuance 2014 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	838
Issuance [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,782,426
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	(297,579)
Number of share options exercised in share-based payment arrangement	(1,484,847)
Number of share options outstanding in share-based payment arrangement	0	1,782,426
Expense from share-based payment transactions with employees | $	$ 466	$ 2,528	$ 1,703